Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2024
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	September 30,	December 31,
Schedule of Marketable Securities Value	2024	2023
Equity securities
Fair value and carrying value at beginning of period	$1,175,892	$98,053
Increase in fair value	1,156,895	1,077,839
Fair value and carrying value at balance sheet date	$2,332,787	$1,175,892